GuidePath® Absolute Return Allocation Fund
Schedule of Investments (Unaudited)
June 30, 2020

Number of Shares		Value
	INVESTMENT COMPANIES - 98.88%
	Exchange Traded Funds - 58.73%
3,257	Invesco DB Agriculture Fund	$43,986
4,063	Invesco DB Base Metals Fund	55,297
12,603	Invesco DB Energy Fund	116,830
472	Invesco DB Precious Metals Fund	22,576
27,197	iShares 7-10 Year Treasury Bond ETF	3,314,498
2,278	iShares Core MSCI Emerging Markets ETF	108,433
105,278	iShares iBoxx $ Investment Grade Corporate Bond ETF	14,159,891
217,801	ProShares Investment Grade-Interest Rate Hedged ETF (a)(c)	15,374,573
217,210	ProShares UltraShort 20+ Year Treasury (a)	3,453,639
320,118	Schwab Short-Term U.S. Treasury ETF	16,527,692
5,777	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	528,769
106,464	Vanguard Emerging Markets Government Bond ETF	8,278,641
8,396	Vanguard FTSE Developed Markets ETF	325,681
116,075	Vanguard Intermediate-Term Corporate Bond ETF	11,043,375
911,415	Vanguard Mortgage-Backed Securities ETF	49,553,634
3,998	Vanguard S&P 500 ETF (a)	1,133,153
61,313	Vanguard Total Bond Market ETF	5,416,390
		129,457,058
	Mutual Funds - 40.15%
2,224,774	BlackRock Low Duration Bond Portfolio - Institutional Shares	21,469,070
286,871	DoubleLine Core Fixed Income Fund - Institutional Shares	3,187,136
1,203,841	DoubleLine Flexible Income Fund - Institutional Shares	10,991,071
2,179,538	DoubleLine Low Duration Bond Fund - Institutional Shares	21,490,240
373,575	DoubleLine Shiller Enhanced CAPE - Institutional Shares	5,446,717
2,162,999	DoubleLine Total Return Bond Fund - Institutional Shares	23,187,345
293,132	T. Rowe Price Institutional Floating Rate Fund	2,720,263
		88,491,842
	Total Investment Companies (Cost $204,221,348)	217,948,900

	SHORT TERM INVESTMENTS - 0.89%
	Money Market Funds - 0.89%
1,957,405	DWS Government Money Market Series - Institutional Shares
	Effective Yield, 0.12% (b)	1,957,405
	Total Short Term Investments (Cost $1,957,405)	1,957,405

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 1.58%
	Investments Purchased with Proceeds from Securities Lending - 1.58%
3,488,258	Mount Vernon Liquid Assets Portfolio, LLC
	Effective Yield, 0.33% (b)	3,488,258
	Total Investments Purchased with Proceeds from Securities Lending (Cost $3,488,258)	3,488,258

	Total Investments (Cost $209,667,011) - 101.35%	223,394,563
	Liabilities in Excess of Other Assets - (1.35)%	(2,973,289)
	TOTAL NET ASSETS - 100.00%	$220,421,274

Percentages are stated as a percent of net assets.

(a)	All or portion of this security is on loan.
(b)	Seven-day yield as of June 30, 2020.
(c)	Affiliated company as defined by the Investment Company Act of 1940. Please refer to Note 9 for further disclosures related to this affiliated security.